Commitments and Contingencies	6 Months Ended
Sep. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 18 – COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company entered into several lease for office space located in Tianjin with terms ended September 2027. As of September 30, 2025 and March 31, 2025, the Company’s lease liabilities was US$63,053 and US$81,737, respectively.

Contingencies

In the ordinary course of business, the Company may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Company records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. As of September 30, 2025 and March 31, 2025, no such contingent liabilities are assessed as probable.